Debt Secured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 12, 2012	Dec. 15, 2011
Debt Instrument [Line Items]
Percent, Penalty Special Redemption Provision	4.00%
Special Redemption Condition, Maturity Date	Sep. 14, 2017
Interest Paid	$ 32,934	$ 32,278	$ 33,266
Senior Notes	210,000
Gains (Losses) on Extinguishment of Debt	0	0	(2,606)
Senior Secured Notes Due in 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 225,000	$ 225,000
Stated interest rate on debt				12.75%	12.75%
Interest Paid	$ 26,775	26,775	28,548
Maturity date	Dec. 15, 2016
Senior Notes	$ 6,681	210,000
Excess Cash Flow Per Senior Secured Note Agreement			0
Extinguishment of Debt, Amount			15,000
Gains (Losses) on Extinguishment of Debt			$ 2,606
Senior Secured Notes Due in 2018 [Member]
Debt Instrument [Line Items]
Stated interest rate on debt	12.75%
Senior Notes	$ 203,319	$ 0
Redemption price stated as a percentage of principal	101.00%
Redemption price on principal amount, percentage, upon certain asset sales	100.00%
Offer to purchase secured notes with certain of its excess cash flow	95 days
Requirement to purchase secured notes with excess cash flows as a percentage of outstanding principal	103.00%
Minimum
Debt Instrument [Line Items]
Special Redemption, Amount	$ 27,500
Maximum
Debt Instrument [Line Items]
Special Redemption, Amount	$ 40,000